GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amounts of Goodwill by Reportable Segment

The changes in the carrying amounts of goodwill by reportable segment were as follows (in thousands):

	Cemetery Operations	Funeral Home Operations	Total
December 31, 2016	24,862	45,574	70,436
Impairment of goodwill	—	(45,574)	(45,574)
December 31, 2017	$24,862	$—	$24,862
Activity	—	—	—
December 31, 2018	$24,862	$—	$24,862

Components of Intangible Assets

The following table reflects the components of intangible assets at December 31, 2018 and 2017 (in thousands):

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets
Lease and management agreements	$59,758	$(4,565)	$55,193	$59,758	$(3,569)	$56,189
Underlying contract value	6,239	(1,482)	$4,757	6,239	(1,326)	4,913
Non-compete agreements	2,853	(2,603)	$250	5,016	(4,156)	860
Other intangible assets	1,577	(356)	$1,221	1,777	(495)	1,282
Total intangible assets	$70,427	$(9,006)	$61,421	$72,790	$(9,546)	$63,244

Estimated Amortization Expense Related to Intangible Assets with Finite Lives	The following is estimated amortization expense related to intangible assets with finite lives for the periods noted below (in thousands):

2019	$1,398
2020	$1,278
2021	$1,213
2022	$1,210
2023	$1,206